NOTE 7 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Loans Payable	$ 221,637	$ 239,308	$ 2,054,379
Loans Payable, Current	221,637	239,308	2,054,379
Loans Payable, Noncurrent